FAIR VALUE - Additional information (Details) - Fair Value, Inputs, Level 3	Feb. 28, 2025
Measurement Input, Weighted Average Cost of Capital | Maximum
FAIR VALUE
Debt Securities, Available-for-sale, Measurement Input	24
Measurement Input, Weighted Average Cost of Capital | Minimum
FAIR VALUE
Debt Securities, Available-for-sale, Measurement Input	19
Measurement Input, Weighted Average Cost of Capital | Weighted Average
FAIR VALUE
Debt Securities, Available-for-sale, Measurement Input	20
Measurement Input, Discount for Lack of Marketability | Maximum
FAIR VALUE
Debt Securities, Available-for-sale, Measurement Input	35
Measurement Input, Discount for Lack of Marketability | Minimum
FAIR VALUE
Debt Securities, Available-for-sale, Measurement Input	9
Measurement Input, Discount for Lack of Marketability | Weighted Average
FAIR VALUE
Debt Securities, Available-for-sale, Measurement Input	19
Measurement Input, Price Volatility | Maximum
FAIR VALUE
Debt Securities, Available-for-sale, Measurement Input	65
Measurement Input, Price Volatility | Minimum
FAIR VALUE
Debt Securities, Available-for-sale, Measurement Input	36
Measurement Input, Price Volatility | Weighted Average
FAIR VALUE
Debt Securities, Available-for-sale, Measurement Input	49